CONCENTRATIONS	12 Months Ended
Jun. 30, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
10. CONCENTRATIONS

Major Customer

For the year ended June 30, 2014, two customers accounted for approximately 35% and 18% of the Company’s revenues. For the year ended June 30, 2013, approximately 63% of the Company’s revenues were from one customer.

Major Suppliers

For the year ended June 30, 2014, two suppliers accounted for 21% and 12% of the total cost of revenues, respectively. For the year ended June 30, 2013, two suppliers accounted for 22% and 10% of the cost of revenues, respectively.